Financial Instruments - Change in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 569,948	$ 487,470	$ 266,772
Financing Cash Flows	(140,569)	61,764	187,265
Non-cash Recognition	253,174	0	0
Changes in Fair Values	(205,938)	7,465	8,612
Other Changes	13,596	8,233	8,845
Exchange Differences on Translation	(39,364)	5,016	15,976
Balance at December 31	450,847	569,948	487,470
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	334,317	248,617	135,299
Financing Cash Flows	82,725	81,099	99,346
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	900	0	0
Exchange Differences on Translation	(36,768)	4,601	13,972
Balance at December 31	381,174	334,317	248,617
Bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	100,000	100,000	100,000
Financing Cash Flows	(102,594)	0	0
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	2,594	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	0	100,000	100,000
Redeemable preferred shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	107,862	107,397	0
Financing Cash Flows	(108,149)	(7,000)	98,785
Non-cash Recognition	0	0	0
Changes in Fair Values	287	7,465	8,612
Other Changes	0	0	0
Exchange Differences on Translation	0	0	0
Balance at December 31	0	107,862	107,397
Earnout liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0
Financing Cash Flows	0
Non-cash Recognition	134,423
Changes in Fair Values	(110,276)
Other Changes	0
Exchange Differences on Translation	0
Balance at December 31	24,147	0
Earn-in liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0
Financing Cash Flows	0
Non-cash Recognition	74,508
Changes in Fair Values	(61,124)
Other Changes	0
Exchange Differences on Translation	0
Balance at December 31	13,384	0
Warrant liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0
Financing Cash Flows	0
Non-cash Recognition	44,243
Changes in Fair Values	(34,825)
Other Changes	0
Exchange Differences on Translation	0
Balance at December 31	9,418	0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	26,742	30,342	30,472
Financing Cash Flows	(12,886)	(12,232)	(10,910)
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0
Other Changes	10,102	8,233	8,845
Exchange Differences on Translation	(2,485)	399	1,935
Balance at December 31	21,473	26,742	30,342
Guarantee deposits received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,027	1,114	1,001
Financing Cash Flows	335	(103)	44
Non-cash Recognition	0	0	0
Changes in Fair Values	0	0	0
Other Changes	0	0	0
Exchange Differences on Translation	(111)	16	69
Balance at December 31	$ 1,251	$ 1,027	$ 1,114